Goodwill	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Goodwill
		United States Dollar
	Figures in millions unless otherwise stated	2018	2017
14.	GOODWILL
	Balance at beginning of the year	76.6	317.8
	Impairment	(71.7)	(277.8)
	Translation adjustment	(4.9)	36.6

	Balance at end of the year	—	76.6

The goodwill arose on the acquisition of South Deep and was attributable to the upside potential of the asset, synergies, deferred tax and the gold multiple.

The total goodwill is allocated to South Deep, the cash-generating unit (“CGU”) where it is tested for impairment. For the year ended 31 December 2018, the Group fully impaired the remaining South Deep goodwill balance by recognising an impairment of R963.9 million (US$71.7 million) (2017: R3,495.0 million (US$277.8 million)) at South Deep (refer note 6 for further details).

In line with the accounting policy, the recoverable amount was determined with reference to “fair value less costs of disposal” (“FVLCOD”). Management’s estimates and assumptions used in the 31 December 2018 FVLCOD calculation include:

•

Long-term gold price of R525,000 per kilogram (US$1,200 per ounce) for 2019 and R550,000 (US$1,300 per ounce for the life-of-mine of 75 years (2017: R525,000 per kilogram (US$1,300 per ounce) for the life-of-mine of 78 years);

•	A nominal discount rate of 13.5% (2017: 13.5%);

•

Fair value of US$17.0 per resource ounce (2017: US$17.0 per resource ounce), used for resource with infrastructure to calculate the expected cash flows associated with value beyond proved and probable reserves;

•	Resource ounces of 24.5 million ounces (2017: 29.0 million ounces); and

•	The annual life-of-mine plan takes into account the following:

•	proved and probable ore reserves of South Deep;

•	cash flows are based on the life-of-mine plan which exceeds a period of five years; and

•	capital expenditure estimates over the life-of-mine plan.

Refer accounting policies on pages 162 for further discussion on the significant judgements and estimates associated with assessing the carrying value of property, plant and equipment and goodwill.